Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2012 Successor	Mar. 31, 2011 Successor	Jan. 25, 2011 Predecessor
Cash flows from operating activities:
Net income (loss)	$ 6,853	$ (20,230)	$ (27,898)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of intangible assets	13,098	8,269	2,902
Amortization of deferred financing costs and debt issuance costs	733	370	303
Gain on sale of property, plant and equipment	(476)
Fair value step-up of acquired inventory sold		15,805
Debt commitment fees		5,945
Loss on early extinguishment of debt			24,153
Deferred income taxes	2,037	(6,537)	(18,243)
Excess tax benefits from shared-based payments			(2,661)
Non-cash Stock-based compensation expense			13,730
Other non-cash items, net	(267)	(75)	4
Changes in operating assets and liabilities:
Accounts receivable	(4,736)	(13,041)	7,270
Inventories	(3,036)	1,578	(3,707)
Other current assets	4,217	(1,906)	1,323
Accounts payable	12,087	19,242	(11,082)
Accrued expenses and other current liabilities	(15,251)	(10,151)	4,714
Other assets	320	5,737	419
Related party payable, net	(496)	6,755
Other long-term liabilities	(3,195)	(5,984)	(568)
Net cash provided by (used in) operating activities	11,888	5,777	(9,341)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired		(185,270)
Capital expenditures	(10,728)	(2,621)	(1,571)
Proceeds from sale of property, plant and equipment	1,394	127
Decrease in restricted cash		16,290
Net cash used in investing activities	(9,334)	(171,474)	(1,571)
Cash flows from financing activities:
Debt repayments	(825)	(1,456)	(2,633)
Payment of deferred financing costs		(15,986)	(920)
Payment of debt commitment fees		(3,970)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)		298,500
Issuance of Senior Notes		400,000
Repayment of 2010 Credit Facility		(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest		(360,115)
Equity contribution		320,000
Proceeds from exercise of stock options			1,077
Excess tax benefits from shared-based payments			2,661
Net cash provided by (used in) financing activities	(825)	213,035	185
Effect of exchange rate changes on cash	255	175	127
Net increase (decrease) in cash and cash equivalents	1,984	47,513	(10,600)
Cash and cash equivalents at beginning of period	67,697		200,330
Cash and cash equivalents at end of period	$ 69,681	$ 47,513	$ 189,730